Schedule of Available for Sale Securities by Level within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	$ 51,656
Cash equivalents | Money market fund
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	18,734	20,510
Short-term investments | U.S. government-related debt securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	1,583
Short-term investments | Corporate debt securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	31,339
Short-term investments | Preferred Stock Warrants Liability [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value		3,532
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	18,734
Quoted prices in active markets for identical assets (Level 1) | Cash equivalents | Money market fund
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	18,734	20,510
Other observable inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	32,922
Other observable inputs (Level 2) | Short-term investments | U.S. government-related debt securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	1,583
Other observable inputs (Level 2) | Short-term investments | Corporate debt securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value	31,339
Significant unobservable inputs (Level 3) | Short-term investments | Preferred Stock Warrants Liability [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets at fair value		$ 3,532